Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Interim Financial Reporting [Abstract]
Dividends to the parent company

Dividends to the parent company
	2023		2022		2021
	£ per share	£m	£ per share	£m	£ per share	£m
Dividends paid on ordinary shares
Current year:
– first special dividend[1]	0.941	750	1.067	850	—	—
– second special dividend	—	—	—	—	—	—
Total	0.941	750	1.067	850	—	—
Dividends on preference shares classified as equity
Dividend on HSBC Bank plc non-cumulative third dollar preference shares	0.001	—	0.001	—	0.001	—
Total	0.001	—	0.001	—	0.001	—
Total coupons on capital securities classified as equity	—	211	—	202	—	194
Dividends to parent	—	961	—	1,052	—	194
1 Special dividend declared/paid on CET1 capital in 2023.

Total coupons on capital securities classified as equity

Total coupons on capital securities classified as equity
		2023	2022	2021
	First call date	£m	£m	£m
Undated Subordinated additional Tier 1 instruments
Undated Subordinated Resettable Additional Tier 1 instrument 2015	Dec 2020	85	87	84
Undated Subordinated Resettable Additional Tier 1 instrument 2016	Jan 2022	12	11	12
Undated Subordinated Resettable Additional Tier 1 instrument 2018	Mar 2023	28	28	10
Undated Subordinated Resettable Additional Tier 1 instrument 2018	Mar 2023	10	10	28
Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	24	24	24
Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	15	8	7
Undated Subordinated Resettable Additional Tier 1 instrument 2019	Dec 2024	19	20	20
Undated Subordinated Resettable Additional Tier 1 instrument 2019	Jan 2025	9	8	9
Undated Subordinated Resettable Additional Tier 1 instrument 2022	Mar 2027	9	6	—
Total		211	202	194